Cash and balances with the Central Bank (Tables)	12 Months Ended
Dec. 31, 2017
Cash and balances with the Central Bank
Schedule of breakdown by type of balances of cash and balances with the Central Bank

	12/31/2016	12/31/2017

Cash	24,887	21,538
Central Bank compulsory deposits	28,094	28,094
Deposits in the Central Bank	25,666	8,034
Accrued interest	16	21
	78,663	57,687